Net Pension Cost of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 761	¥ 776	¥ 2,283	¥ 2,330
Interest cost	336	340	1,011	1,026
Expected return on plan assets	(504)	(506)	(1,514)	(1,525)
Amortization of transition obligation	14	(1)	42	(3)
Amortization of net actuarial loss	304	260	913	782
Amortization of prior service credit	(299)	(298)	(895)	(894)
Net periodic pension cost	¥ 612	¥ 571	¥ 1,840	¥ 1,716